Risk and Capital Management - Summary of Liquidity Indicators (Detail)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of liquidity risk indicators [abstract]
Net assets / customers funds within 30 days	62.40%	62.70%
Net assets / total customers funds	24.20%	24.60%
Net assets / total financial assets	16.60%	15.80%